Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2023
Prospectus Date	rr_ProspectusDate	Jan. 30, 2023
Sierra Tactical All Asset Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from the Underlying Funds) and to limit volatility and downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A and Class A1 shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 16 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Share on page 21 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 542% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	542.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Sierra Tactical All Asset Fund is a “fund of funds”. To access a wide variety of underlying asset classes and strategies, the Adviser (defined below) seeks to achieve the Fund’s investment objectives by investing in (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), and (3) closed-end investment companies (collectively “Underlying Funds”) using the Adviser’s multi-asset diversification strategy. The Adviser constructs the Fund’s broadly-diversified investment portfolio by investing at various times in a wide range of Underlying Funds that invest in various security and investment categories (each an “Asset Class”).

Underlying Funds include those that invest in:

●	equity securities (common and preferred stock) of both domestic and foreign companies of various sizes;

●	fixed-income securities of domestic and foreign corporate and government issuers, without restriction as to maturity or credit quality, including “high yield” securities;

●	physical commodities, such as crude oil, copper and wheat, through mutual funds and ETFs that invest in commodity-linked derivatives;

●	currencies and the Dollar Index, and its inverse;

●	funds that rise in value when interest rates rise; and

●	money-market instruments.

The Fund defines high yield securities, also known as “junk bonds,” as fixed-income securities rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)), and if unrated, determined by the Adviser to be of comparable quality.

The Adviser’s multi-asset diversification strategy employs unusually broad diversification across Asset Classes (investment categories), markets, industries and issuers in an effort to limit downside risk as well as to seek opportunities to enhance return. The Adviser constructs the Fund’s portfolio in the following manner: First, the Adviser selects Asset Classes that it believes will respond differently to a variety of economic forces. Second, the Adviser identifies diversified Underlying Funds through which the Fund can participate in each chosen Asset Class. Third, within many Asset Classes, the Adviser attempts to identify Underlying Funds with managers whose history demonstrates an ability to add positive Alpha (above-peer-group-average total return after adjusting for volatility). Where available, the Fund invests in institutional share classes, those with the lowest internal fees for those Underlying Funds. Fourth, the Adviser monitors each Underlying Fund daily, and sells or hedges the Underlying Fund whenever it declines “substantially”, as defined by the Adviser’s proprietary studies of the historic behavior of the Asset Class represented by the Underlying Fund.

The Adviser does not employ a passive, “buy and hold,” strategy. As part of its integrated risk-management disciplines, the Adviser monitors the Fund’s holdings daily and applies a trailing stop discipline to each Underlying Fund within the Fund’s portfolio, based on the proprietary approach (“Sell disciplines”) which the Adviser’s founders have used since 1987 with managed separate accounts, in order to limit the impact on the overall Fund portfolio of any sustained decline in a given Asset Class or Underlying Fund.

The Sell disciplines used by the portfolio managers for more than 30 years are not designed to attempt to buy at lows or to sell at highs, but to participate in a substantial part of any sustained uptrend in a selected Asset Class, as well as to step aside during most of any sustained downtrend. The Adviser employs a “reactive” approach as distinct from a “predictive” approach. The Adviser does not consider its approach to be a “trading” style in terms of frequency, and does not expect to average more than two Sell signals per year in each Asset Class.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to trend changes in the U.S. and global economy and in various investment markets. The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Fixed-Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates, as well as other factors. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

●	Junk Bond Risk. Underlying Fund investments in lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. Junk bond issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which will delay resolution of bond holder claims and may eliminate liquidity.

●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

●	Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Commodity-Linked Derivative Risk. When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments. Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

●	Management Risk. The Adviser’s dependence on multi-asset diversification and judgments about the attractiveness, value and potential appreciation of particular Asset Classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and closed-end investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Instl Class shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.SierraMutualFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Instl Class shares of the Fund for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-4363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SierraMutualFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Instl Class Annual Total Return For Calendar Years Ended December 311
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	4.00%
Worst Quarter:	2nd Quarter 2022	(4.33)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.33%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are not shown for Class A, C, I, A1 and I1 shares and would differ from those of Instl Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C, I, A1 and I1 shares and would differ from those of Instl Class shares.

The Fund has selected the Morningstar Conservative Target Risk Index as its new primary benchmark index because it better aligns with the Fund’s strategy and portfolio holdings. The Morningstar Conservative Target Risk Index is an index comprised of a diversified mix of equities, bonds and cash. The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets.

Sierra Mutual Funds are not sponsored, endorsed, sold or promoted by Morningstar, Inc., or any of its affiliated companies (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Sierra Mutual Funds or any member of the public regarding the advisability of investing in mutual funds generally or in the Sierra Mutual Funds in particular or the ability of the Sierra Mutual Funds to track general market performance. The Morningstar Entities’ only relationship to Sierra Investment Management, Inc. is the licensing of certain service marks and service names of Morningstar and of the Morningstar Indexes which is determined, composed and calculated by the Morningstar Entities without regard to Sierra Investment Management, Inc. or the Sierra Mutual Funds. The Morningstar Entities have no obligation to take the needs of Sierra Investment Management, Inc. or the owners of the Sierra Mutual Fund into consideration in determining, composing or calculating the Morningstar Indexes. The Morningstar Entities are not responsible for and has not participated in the determination of the prices and amount of the Sierra Mutual Funds or the timing of the issuance or sale of the Sierra Mutual Funds or in the determination or calculation of the equation by which the Sierra Mutual Funds are converted into cash. The Morningstar Entities have no obligation or liability in connection with the administration, marketing or trading of the Sierra Mutual Funds.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE SIERRA MUTUAL FUNDS OR ANY DATA INCLUDED THEREIN AND THE MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SIERRA MUTUAL FUNDS, OWNERS OR USERS OF THE SIERRA MUTUAL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS A LL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE SIERRA MUTUAL FUNDS OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Sierra Tactical All Asset Fund | Morningstar Tactical Allocation Category Average
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.15%)
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Sierra Tactical All Asset Fund | Morningstar Conservative Target Risk Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.57%)
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	3.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Sierra Tactical All Asset Fund | Sierra Tactical All Asset Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIRAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.26%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A and Class A1 shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	596
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,055
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,540
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,873
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales load	[2]
1 Year	rr_AverageAnnualReturnYear01	(12.19%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.93%)	[2]
10 Years	rr_AverageAnnualReturnYear10	0.78%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2007
Sierra Tactical All Asset Fund | Sierra Tactical All Asset Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIRCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,582
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,327
Label	rr_AverageAnnualReturnLabel	Return before taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	(7.48%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.50%)	[3]
10 Years	rr_AverageAnnualReturnYear10	0.62%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2010
Sierra Tactical All Asset Fund | Sierra Tactical All Asset Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIRIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,595
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(6.83%)
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	1.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2007
Sierra Tactical All Asset Fund | Sierra Tactical All Asset Fund Instl Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIRRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,338
Annual Return 2012	rr_AnnualReturn2012	6.91%	[4]
Annual Return 2013	rr_AnnualReturn2013	(0.80%)	[4]
Annual Return 2014	rr_AnnualReturn2014	5.46%	[4]
Annual Return 2015	rr_AnnualReturn2015	(2.46%)	[4]
Annual Return 2016	rr_AnnualReturn2016	4.21%	[4]
Annual Return 2017	rr_AnnualReturn2017	7.73%	[4]
Annual Return 2018	rr_AnnualReturn2018	(3.98%)	[4]
Annual Return 2019	rr_AnnualReturn2019	8.08%	[4]
Annual Return 2020	rr_AnnualReturn2020	4.97%	[4]
Annual Return 2021	rr_AnnualReturn2021	0.70%	[4]
Annual Return 2022	rr_AnnualReturn2022	(6.57%)	[4]
Label	rr_AverageAnnualReturnLabel	Return before taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	(6.57%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.49%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.62%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 24, 2007
Sierra Tactical All Asset Fund | Sierra Tactical All Asset Fund Instl Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.86%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.14%	[2]
10 Years	rr_AverageAnnualReturnYear10	0.86%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.61%	[2]
Sierra Tactical All Asset Fund | Sierra Tactical All Asset Fund Class A1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIRZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A and Class A1 shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	610
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,098
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,018
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales load	[5]
1 Year	rr_AverageAnnualReturnYear01	(12.28%)	[5]
5 Years	rr_AverageAnnualReturnYear05	(1.08%)	[5]
10 Years	rr_AverageAnnualReturnYear10	0.63%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2012
Sierra Tactical All Asset Fund | Sierra Tactical All Asset Fund Class I1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIRJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 244
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,746
Label	rr_AverageAnnualReturnLabel	Return before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(6.97%)	[5]
5 Years	rr_AverageAnnualReturnYear05	0.10%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.22%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.51%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2012
Sierra Tactical All Asset Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.15%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.28%)	[2]
10 Years	rr_AverageAnnualReturnYear10	0.65%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%	[2]
Sierra Tactical Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 13 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page 19 of the Statement of Additional Information .

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 955% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	955.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in open-end investment companies (mutual funds) and exchange-traded funds (“ETFs”) that primarily invest in high-yield corporate bonds, also commonly known as junk bonds (“HYCB Funds”) or long-duration U.S. Treasury securities (“Treasury Bond Funds”). For the purposes of this prospectus, HYCB Funds and Treasury Bond Funds are collectively referred to as “Underlying Bond Funds.” The Fund considers high-yield corporate bonds to be those that are rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”).

Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in Underlying Bond Funds. The Adviser expects the Fund to be at least 80% invested in HYCB Funds under most market conditions. The Fund does not have maturity or duration limitations with respect to the holdings of the Underlying Bond Funds in which it invests.

The Adviser’s investment strategy is a tactical style that includes disciplines that attempt to limit downside risk (drawdown, meaning the magnitude of decline from highest price to the subsequent low) as well as to seek to enhance return through income and capital appreciation (total return). The current yield of the Fund is not a separate goal, and the monthly distribution yield will fluctuate.

The Adviser does not employ a passive “buy and hold” strategy. Instead, the Adviser uses proprietary rules to tactically shift the Fund’s assets from HYCB Funds to Treasury Bond Funds and the reverse, and on occasion temporarily into money-market funds. As part of its integrated risk-management disciplines, the Adviser monitors each HYCB Fund held in the Fund daily and applies a trailing-stop discipline separately to each HYCB Fund in the Fund’s portfolio. The Adviser employs a trailing stop discipline which adjusts the level of trailing stops as the price of a holding rises and is calculated as a percentage or dollar amount below the market price. When the price of a holding decreases by a certain percentage or dollar amount, the Adviser sells the holding in an attempt to protect profits and minimize further impact on the portfolio. When any HYCB Fund declines in price enough to generate a “Sell signal” under the Adviser’s trailing-stop discipline, the Fund will sell that HYCB Fund and invest the proceeds in one or more Treasury Bond Funds. Conversely, when prices of HYCB Funds begin trending upward sufficient to give “Buy signals” under that model, the Adviser will sell part or all of its holdings in Treasury Bond Funds and select and purchase one or more HYCB Funds, and will continue to make such purchases with net cash inflows into the Fund.

The same type of buy and sell disciplines (with different parameters) are also applied to the Treasury Bond Funds when they are held. If both types of funds have given Sell signals, the proceeds will temporarily be held in cash (money-market mutual funds and/or ultra-short-term bond funds) until either HYCB Funds or Treasury Bond Funds give Buy signals.

The buy and sell disciplines described above are a proprietary approach (“Buy and Sell Disciplines”) that one of the Fund’s portfolio managers, Dr. Sleeper has used within related companies’ diversified separately managed accounts since 1987, in seeking to limit the impact on the overall Fund portfolio of any sustained decline in the high-yield corporate bond and Treasury bond markets.

The Buy and Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to seek to participate in a substantial part of any sustained uptrend in the HYCB market, as well as to shift into the Treasury bond market during most of any sustained downtrend in the HYCB market, similarly seeking to participate in a substantial part of uptrends in that market. The Adviser employs a “reactive” approach as distinct from a “predictive” approach.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in Underlying Bond Funds.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

●	Fixed-Income Risk. When the Fund invests in Underlying Bond Funds, the value of your investment in the Fund will generally decline when interest rates rise or when other factors cause declines in the high-yield bond market generally or in a specific Underlying Bond Fund. Defaults by high-yield bond issuers in which the Underlying Bond Funds invest may also harm performance.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an underlying HYCB Fund’s ability to sell its high-yield bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

●	Management Risk. The Adviser’s dependence on its high-yield bond strategy and judgments about the attractiveness, value and potential appreciation of particular ETFs and mutual funds in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Model Risk. The Adviser’s investment model carries a risk that the model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the model. No assurance can be given that the Fund will be successful under all or any market conditions.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its bond investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying bonds and other assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in bonds.

●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Instl Class shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.SierraMutualFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Instl Class shares of the Fund for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-4363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SierraMutualFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Instl Class Annual Total Return For Calendar Years Ended December 311
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2020	7.03%
Worst Quarter:	1st Quarter 2022	(2.16)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.16%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index does not take into account charges, fees and other expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are not shown for Class A, C and Investor shares and would differ from those of Instl Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C and Investor shares and would differ from those of Instl Class shares.

The Bloomberg US Aggregate Index, an unmanaged, broad-based market capitalization weighted index, has been selected as the Fund’s benchmark index. The Bloomberg US Aggregate Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

The ICE BofA US High Yield Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one-year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. In addition, qualifying securities must have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

Sierra Tactical Bond Fund | Bloomberg US Aggregate Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.50%)	[6]
Sierra Tactical Bond Fund | ICE BofA US High Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%	[6]
Sierra Tactical Bond Fund | Sierra Tactical Bond Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STBKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	555
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	932
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,333
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,453
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales load
1 Year	rr_AverageAnnualReturnYear01	(9.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2019
Sierra Tactical Bond Fund | Sierra Tactical Bond Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STBDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 262
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,925
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2019
Sierra Tactical Bond Fund | Sierra Tactical Bond Fund Instl Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STBJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,889
Annual Return 2020	rr_AnnualReturn2020	16.02%	[8]
Annual Return 2021	rr_AnnualReturn2021	1.50%	[8]
Annual Return 2022	rr_AnnualReturn2022	(4.07%)	[8]
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2019
Sierra Tactical Bond Fund | Sierra Tactical Bond Fund Instl Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.88%	[6]
Sierra Tactical Bond Fund | Sierra Tactical Bond Fund Instl Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%	[6]
Sierra Tactical Bond Fund | Sierra Tactical Bond Fund Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STBNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,317
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2019
Sierra Tactical Core Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 15 in this Prospectus and in Purchase, Redemption and Pricing of Shares on page 20 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 522% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	522.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To access a wide variety of underlying asset classes and special strategies of unaffiliated mutual funds, the Sierra Tactical Core Income Fund invests in (1) open-end investment companies (mutual funds) and (2) exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”). The Adviser seeks to achieve the Fund’s investment objectives by investing primarily in Underlying Funds that in turn invest in a wide variety of fixed-income instruments of any maturity, including domestic and foreign bonds, some of which are hedged against currency risk, funds that are designed to have returns that are inverse to the 10-year U.S. Treasury note or the 30-year U.S. Treasury bond, as well as real estate investment trusts (“REITs”) and other income-generating underlying assets. The Fund invests in Underlying Funds without restriction as to issuer credit quality (including “high-yield” or “junk bonds”), capitalization, country or the individual security maturity of the securities held by the Underlying Funds. The Fund defines high-yield securities, also known as junk bonds, as fixed-income securities rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (NRSRO)).

Among the types of underlying instruments in which this Fund will invest, through Underlying Funds, are the following:

●	Ultra-short-term bonds

●	U.S. government bonds and agency instruments

●	Floating rate instruments

●	Municipal bonds

●	High-yield corporate bonds

●	High-grade corporate bonds

●	Bonds of emerging market countries

●	Bonds of European countries

●	REIT common and preferred stocks

●	Master-Limited partnerships (“MLPs”)

●	Mutual funds that have their own special strategies, such as combining asset classes and tactical strategies

On occasion, a portion of the Fund’s portfolio may be hedged with positions that move inversely to the U.S. Treasury 10-year U.S. Treasury note and/or the 30-year Treasury bond to improve returns when the interest-rate environment is moving adversely to long positions in the major bond markets (that is, when interest rates are in a rising trend) or to hedge other positions, and/or positions that hedge currency risk. Additionally, on occasion, the Fund will use Underlying Funds that are moderately leveraged, although the portfolio as a whole will not use leverage extensively, since one of the goals of the Fund is to limit downside volatility.

The Adviser’s investment strategy is a tactical style that includes analysis and use of a wide variety of income-producing investment categories, such as fixed-income securities and dividend-paying REITs of issuers from various markets and industries (“Asset Classes”) in an effort to limit overall volatility and downside risk as well as to seek opportunities to enhance return through income and capital appreciation (total return). The current yield of the Fund is not a separate goal, and the monthly dividend yield will fluctuate significantly given the Fund’s tactical approach of seeking various bond categories from time to time that the Adviser’s portfolio managers feel will contribute to total return.

The Adviser constructs the Fund’s portfolio in the following manner: First, the Adviser identifies income-producing Asset Classes that it believes will respond differently to a variety of economic forces, and identifies those Asset Classes that are currently in a rising trend. Second, the Adviser identifies diversified Underlying Funds through which the Fund can participate in each chosen Asset Class. Third, within many Asset Classes, the Adviser attempts to identify Underlying Funds with managers whose history demonstrates an ability to add positive Alpha (above-peer-group-average total return after adjusting for volatility). Where available, the Fund invests in institutional share classes (those with the lowest internal expenses) for those Underlying Funds.

The Adviser does not employ a passive “buy and hold,” strategy. As part of its integrated risk-management disciplines, the Adviser monitors each Fund holding daily and applies a trailing stop discipline (a form of sell signal) to each Underlying Fund within the Fund’s portfolio, based on the proprietary approach (“Sell Disciplines”) that one of the Fund’s portfolio managers, Dr. Sleeper has used with separately managed accounts, in order to limit the impact on the overall Fund portfolio of any sustained decline in a given Asset Class or Underlying Fund. Thus, whenever an Underlying Fund declines “substantially”, as defined by the Adviser’s proprietary studies of the historic behavior of the Asset Class represented by the Underlying Fund, the Adviser sells or hedges the Underlying Fund.

The Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to participate in a substantial part of any sustained uptrend in a selected Asset Class, as well as to step aside during most of any sustained downtrend. The Adviser employs a “reactive” approach as distinct from a “predictive” approach. The Adviser does not consider its approach to be a “trading” style in terms of frequency, and does not expect to average more than two sell signals per year in each Asset Class.

The overall asset allocation of the Fund is not fixed. It can and does change significantly over time as the Adviser decides to re-allocate portions of the portfolio in response to trend changes in the U.S. and global economy and in various fixed income investment markets using the tactical style described above.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

●	Fixed-Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rates rise. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower-quality bonds, known as high-yield or junk bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. Junk bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.

●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

●	Management Risk. The Adviser’s dependence on its strategic income investment strategy and judgments about the attractiveness, value and potential appreciation of particular Asset Classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Master Limited Partnerships Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and closed-end investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

●	REIT Common and Preferred Stock Risk. A REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Instl Class of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.SierraMutualFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Instl Class of the Fund for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-4363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SierraMutualFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Instl Class Annual Total Return For Calendar Years Ended December 311
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2020	3.56%
Worst Quarter:	1st Quarter 2020	(3.04)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.04%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are not shown for Class A, C and Investor shares and would differ from those of Instl Class.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C and Investor shares and would differ from those of Instl Class.

The Bloomberg US Aggregate Index, an unmanaged, broad-based market capitalization weighted index, has been selected as the Fund’s benchmark index. The Bloomberg US Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

Sierra Tactical Core Income Fund | Bloomberg US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Sierra Tactical Core Income Fund | Sierra Tactical Core Income Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SSIZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.82%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50.00
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,322
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,431
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales load
1 Year	rr_AverageAnnualReturnYear01	(10.73%)
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
10 Years	rr_AverageAnnualReturnYear10	1.61%
Sierra Tactical Core Income Fund | Sierra Tactical Core Income Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SSICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 244
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	754
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,290
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,756
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.84%)
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	1.61%
Sierra Tactical Core Income Fund | Sierra Tactical Core Income Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SSIIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	572
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	984
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,136
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.29%)
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	2.21%
Sierra Tactical Core Income Fund | Sierra Tactical Core Income Fund Instl Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SSIRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,691
Annual Return 2012	rr_AnnualReturn2012	9.44%	[10]
Annual Return 2013	rr_AnnualReturn2013	0.38%	[10]
Annual Return 2014	rr_AnnualReturn2014	6.98%	[10]
Annual Return 2015	rr_AnnualReturn2015	(0.76%)	[10]
Annual Return 2016	rr_AnnualReturn2016	6.23%	[10]
Annual Return 2017	rr_AnnualReturn2017	5.88%	[10]
Annual Return 2018	rr_AnnualReturn2018	(1.03%)	[10]
Annual Return 2019	rr_AnnualReturn2019	8.19%	[10]
Annual Return 2020	rr_AnnualReturn2020	5.18%	[10]
Annual Return 2021	rr_AnnualReturn2021	0.58%	[10]
Annual Return 2022	rr_AnnualReturn2022	(4.91%)	[10]
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(4.91%)
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	2.59%
Sierra Tactical Core Income Fund | Sierra Tactical Core Income Fund Instl Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.86%)
5 Years	rr_AverageAnnualReturnYear05	0.83%
10 Years	rr_AverageAnnualReturnYear10	1.48%
Sierra Tactical Core Income Fund | Sierra Tactical Core Income Fund Instl Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.47%)
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	1.36%
Sierra Tactical Municipal Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, including tax-free income from the dividends of underlying municipal bond funds, while seeking to limit downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 13 the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 18 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 668% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	668.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and that the Adviser’s fee waiver is only in effect for the term of the waiver. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in open-end investment companies (mutual funds) and exchange-traded funds (“ETFs”) that primarily invest in tax-exempt municipal bonds (“Underlying Municipal Bond Funds”), as well as municipal money market funds. “Tax exempt” refers to the exemption from federal income taxes of the dividends paid by the Underlying Funds, a benefit that will be passes through to shareholders as to ordinary dividends from the Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in funds that primarily invest in municipal bonds or other municipal debt instruments. The Adviser uses a proprietary model to tactically allocate the Fund’s assets. When any Underlying Municipal Bond Fund declines in price enough to generate a “Sell signal” under the Adviser’s model, the Fund will sell that Underlying Municipal Bond Fund and move the proceeds temporarily to a tax-free money market fund. Conversely, when prices of an Underlying Municipal Bond Fund begins new uptrends sufficient to give a “Buy signal” under that model, the Adviser will select and purchase an Underlying Municipal Bond Fund, and will continue to make purchases with net cash inflows into the Fund.

The Fund invests in Underlying Municipal Bond Funds that may invest in high-yield municipal bonds (commonly known as “junk” bonds) as well as those that invest in investment-grade municipal bonds. The Fund does not have maturity or duration limitations with respect to holdings of the Underlying Municipal Bond Funds in which it invests. The Fund considers high-yield municipal bonds to be those that are rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). From time to time and depending on market conditions, the Fund may be fully invested in Underlying Municipal Bond Funds that primarily invest or are fully invested in high-yield (or junk) municipal bonds.

The Adviser’s investment strategy is a tactical style that includes disciplines that attempt to limit downside risk (drawdown, meaning the magnitude of decline from highest price to the subsequent low) as well as to seek to enhance return through income and capital appreciation (total return). The current yield of the Fund is not a separate goal, and the monthly distribution yield will fluctuate.

The Adviser does not employ a passive “buy and hold,” strategy. As part of its integrated risk-management disciplines, the Adviser monitors each Underlying Municipal Bond Fund daily and applies a trailing-stop discipline (which generates the sell signals) to each Underlying Municipal Bond Fund in the Fund’s portfolio. A trailing stop discipline is a discipline is which the stop level rises each day the price of the holding rises – thus the stops “trail” the price trend of the holding. The stop is recalculated daily as a percent or dollar amount below the most recent high price of the holding. When the price of the holding declines below the current stop, the Adviser sells the holding. This sell discipline is a proprietary approach (“Sell Disciplines”) that the Fund’s portfolio manager (Dr. Sleeper) has used within his related companies’ diversified separately managed accounts since 1987, in seeking to limit the impact on the overall Fund portfolio of any sustained decline in the municipal bond markets.

The Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to seek to participate in a substantial part of any sustained uptrend in the municipal bond market, as well as to step aside during most of any sustained downtrend. The Adviser employs a “reactive” approach as distinct from a “predictive” approach. The Adviser does not expect to average more than two Sell signals alternated with two Buy signals per year. Thus, the Adviser expects that the Fund’s portfolio turnover rate will average approximately 200% per year. This tactical approach has historically meant that most gains to be realized by the Fund upon sales of Underlying Municipal Bond Funds will be taxed as short-term capital gains rather than long-term capital gains.

It should be noted that (1) purchases and sales of municipal bonds by the Underlying Municipal Bond Funds will result in capital gains and losses, as to which net capital gains will be distributed to the Fund (typically at or near the end of each calendar year), distributed by the Fund to shareholders, and will not be tax exempt, and (2) that purchases and sales of Underlying Municipal Bond Funds by the Fund will also result in capital gains and losses, as to which net capital gains will be distributed to shareholders of the Fund at or near the end of each calendar year, and will not be tax exempt.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus the amount of any borrowing for investment purposes) in funds that primarily invest in municipal bonds or other municipal debt instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

●	Fixed-Income Risk. When the Fund invests in Underlying Municipal Bond Funds, the value of your investment in the Fund will generally decline when interest rates rise or when other factors cause declines in the municipal bond market generally or in a specific Underlying Municipal Bond Fund. Defaults by municipal issuers in which the Underlying Municipal Bond Funds invest may also harm performance.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Municipal Bond Fund’s ability to sell its high-yield municipal bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Management Risk. The Adviser’s dependence on its municipal bond strategy and judgments about the attractiveness, value and potential appreciation of particular ETFs and mutual funds in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities. Municipal general obligation debt issuers may not be able to levy or collect enough taxes as necessary to make full and timely payments to investors. Municipal revenue obligation debt issuers may experience shortfalls in revenues, such as sales taxes, fuel taxes, or hotel occupancy taxes, generated by the particular project being financed. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in Underlying Municipal Bond Funds that invest in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in ETFs and other investment companies, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

●	Tax Risk. Unlike funds that invest on a buy-and-hold basis, the Fund may incur a higher level of capital gains due to the Adviser’s tactical strategy of purchasing and selling underlying municipal bond funds. Distributions of the Fund’s realized capital gains will not be tax-exempt, and the Fund expects that most of its capital gains will be short-term, rather than long-term gains.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its municipal bond investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying municipal bonds and other assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in municipal bonds.

●	ETF Risk. Shares of ETFs may trade at a discount or a premium in market price if there is a limited market in such shares and are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Instl Class shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.SierraMutualFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Instl Class shares of the Fund for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-4363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SierraMutualFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Instl Class Annual Total Return For Calendar Years Ended December 311
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.69%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index does not take into account charges, fees, and other expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are not shown for Class A, I, A1 and I1 shares and would differ from those of Instl Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, I, A1 and I1 shares and would differ from those of Instl Class shares.

The Bloomberg Municipal Bond Index, an unmanaged, broad-based market capitalization weighted index, has been selected as the Fund’s benchmark index. The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. The index does not take into account charges, fees, and other expenses, and investors cannot invest directly in an index.

Sierra Tactical Municipal Fund | Bloomberg Municipal Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Sierra Tactical Municipal Fund | Sierra Tactical Municipal Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	537
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	885
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,256
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,295
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales load
1 Year	rr_AverageAnnualReturnYear01	(8.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2018
Sierra Tactical Municipal Fund | Sierra Tactical Municipal Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 244
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	758
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,298
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,774
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(3.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2018
Sierra Tactical Municipal Fund | Sierra Tactical Municipal Fund Class Special Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	432
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	748
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,645
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2018
Sierra Tactical Municipal Fund | Sierra Tactical Municipal Fund Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	993
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,156
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(3.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2018
Sierra Tactical Municipal Fund | Sierra Tactical Municipal Fund Instl Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STMEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,724
Annual Return 2019	rr_AnnualReturn2019	7.81%	[13]
Annual Return 2020	rr_AnnualReturn2020	4.26%	[13]
Annual Return 2021	rr_AnnualReturn2021	3.20%	[13]
Annual Return 2022	rr_AnnualReturn2022	(2.98%)	[13]
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2018
Sierra Tactical Municipal Fund | Sierra Tactical Municipal Fund Instl Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Sierra Tactical Municipal Fund | Sierra Tactical Municipal Fund Instl Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Sierra Tactical Risk Spectrum 30 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Sierra Tactical Risk Spectrum 30 Fund - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s two investment objectives are to provide total return (the combination of yield and net price gains from the underlying funds) and to limit volatility and downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 13 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page 18 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Sierra Tactical Risk Spectrum 30 Fund (the “Fund”) is a “fund of funds”. Wright Fund Management, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in a combination of unaffiliated mutual funds and exchange traded funds (“ETFs”), (collectively, “Underlying Funds”).

Among the types of underlying instruments in which this Fund will invest, through Underlying Funds, are the following:

●	U.S. common stocks

●	Foreign common stocks, including from emerging markets

●	U.S. fixed income securities

●	Foreign fixed income securities, including from emerging markets

●	High yield (or “junk) corporate bonds

●	Preferred stock

●	Municipal bonds

●	Physical commodities, such as crude oil, copper and wheat, through mutual funds and ETFs that invest in commodity-linked derivatives

Under normal market conditions, the Fund’s target exposure over a three-year period to equity securities, of any market capitalization, through the Underlying Funds will average between 15%-30% of the Fund’s assets. The Fund does not have a target allocation for non-equity securities exposure and may invest in underlying fixed income funds without constraint as to maturity or credit quality. The Adviser may make changes in the target allocations across asset classes and fund categories, and the specific Underlying Funds in the Fund’s portfolio that in its view would be in the best interest of the Fund. The Fund considers high-yield corporate bonds (“junk bonds”) to be those that are rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”).

The Adviser constructs the Fund’s portfolio by quantitatively analyzing all Underlying Funds to identify those that exhibit the most attractive trends and have been given a “buy” signal under the Adviser’s proprietary investment process.

The Adviser does not employ a passive “buy and hold,” strategy. As part of its integrated risk-management disciplines, the Adviser monitors each Fund holding daily and applies a trailing stop discipline (a form of sell signal) to each Underlying Fund within the Fund’s portfolio, based on the proprietary approach (“Sell Disciplines”) that the Adviser has used with their separately managed accounts, in order to limit the impact on the overall Fund portfolio of any sustained decline in a given asset class or Underlying Fund. A “trailing stop loss” is a type of stop loss calculation that rises each day as the price of the underlying security rises, and thus “trails” the price movement. Thus, whenever an Underlying Fund declines “substantially”, as defined by the Adviser’s proprietary studies of the historic behavior of the asset class represented by the Underlying Fund, the Adviser either sells the Underlying Fund or hedges by purchasing an inverse Underlying Fund.

The Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to participate in a substantial part of any sustained uptrend in a selected asset class, as well as to step aside during most of any sustained downtrend. The Adviser employs a “reactive” approach, meaning it reacts with discipline to actual reversals in price trends, as distinct from a “predictive” approach to market movements. The Adviser does not consider its approach to be a “trading” style in terms of frequency, and does not expect to average more than two sell signals per year in each Underlying Fund.

The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

●	Commodity-Linked Derivative Risk. When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments. Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

●	Emerging Markets Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Fixed-Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rates rise. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower-quality bonds, known as high-yield or junk bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. Junk bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.

●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

●	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

●

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in Underlying Funds, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

●	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.SierraMutualFunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-4363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SierraMutualFunds.com
Sierra Tactical Risk Spectrum 30 Fund | Sierra Tactical Risk Spectrum 30 Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRTAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.04%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	574
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,007
Sierra Tactical Risk Spectrum 30 Fund | Sierra Tactical Risk Spectrum 30 Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRTKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 282
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 881
Sierra Tactical Risk Spectrum 30 Fund | Sierra Tactical Risk Spectrum 30 Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRTNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 222
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 702
Sierra Tactical Risk Spectrum 30 Fund | Sierra Tactical Risk Spectrum 30 Fund Instl Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRTJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 580
Sierra Tactical Risk Spectrum 50 Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Sierra Tactical Risk Spectrum 50 Fund - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s two investment objectives are to provide total return (the combination of yield and net price gains from the underlying funds) and to limit volatility and downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page ________ of this Prospectus and in Purchase, Redemption and Pricing of Shares on page _____ of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 640% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	640.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example assumes the impact of the fee waiver in 1 Year example. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Sierra Tactical Risk Spectrum 50 Fund (the “Fund”) is a “fund of funds”. Wright Fund Management, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in a combination of unaffiliated mutual funds and exchange traded funds (“ETFs”), (collectively, “Underlying Funds”).

Among the types of underlying instruments in which this Fund will invest, through Underlying Funds, are the following:

●	U.S. common stocks

●	Foreign common stocks, including from emerging markets

●	U.S. fixed income securities

●	Foreign fixed income securities, including from emerging markets

●	High yield (or “junk) corporate bonds

●	Preferred stock

●	Municipal bonds

●	Physical commodities, such as crude oil, copper and wheat, through mutual funds and ETFs that invest in commodity-linked derivatives

Under normal market conditions, the Fund’s target exposure over a three-year period to equity securities, of any market capitalization, through the Underlying Funds will average between 30%-50% of the Fund’s assets. The Fund does not have a target allocation for non-equity securities exposure and may invest in underlying fixed income funds without constraint as to maturity or credit quality. The Adviser may make changes in the target allocations across asset classes and fund categories, and the specific Underlying Funds in the Fund’s portfolio that in its view would be in the best interest of the Fund. The Fund considers high-yield corporate bonds (“junk bonds”) to be those that are rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”).

The Adviser constructs the Fund’s portfolio by quantitatively analyzing all Underlying Funds to identify those that exhibit the most attractive positive trends and have been given a “buy” signal under the Adviser’s proprietary investment process.

The Adviser does not employ a passive “buy and hold,” strategy. As part of its integrated risk-management disciplines, the Adviser monitors the Fund holding daily and applies a trailing stop discipline (a form of sell signal) to each Underlying Fund within the Fund’s portfolio, based on the proprietary approach (“Sell Disciplines”) that the Adviser has used with their separately managed accounts, in order to limit the impact on the overall Fund portfolio of any sustained decline in a given asset class or Underlying Fund. A “trailing stop loss” is a type of stop loss calculation that rises each day as the price of the underlying security rises, and thus “trails” the price movement. Thus, whenever an Underlying Fund declines “substantially”, as defined by the Adviser’s proprietary studies of the historic behavior of the asset class represented by the Underlying Fund, the Adviser either sells the Underlying or hedges by purchasing an inverse Underlying Fund.

The Sell Disciplines are not designed to attempt to buy at lows or to sell at highs, but to participate in a substantial part of any sustained uptrend in a selected asset class, as well as to step aside during most of any sustained downtrend. The Adviser employs a “reactive” approach, meaning it reacts with discipline to actual reversals in price trends, as distinct from a “predictive” approach to market movements. The Adviser does not consider its approach to be a “trading” style in terms of frequency, and does not expect to average more than two sell signals per year in each Underlying fund.

The Adviser may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund’s target exposure over a three-year period to equity securities, of any market capitalization, through the Underlying Funds will average between 30%-50% of the Fund’s assets.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

Performance of the Fund during future periods will definitely vary. Some months and some quarters will result in negative performance; indeed, some future years may have negative performance.

●	Commodity-Linked Derivative Risk. When the Fund invests in commodities through Underlying Funds that invest in commodity-linked derivative instruments the Fund is exposed to risks affecting a particular industry or commodity, such as drought, floods, and adverse regulatory developments. Commodity-linked derivatives may also have leverage risk, which amplifies the effect of a small movement in commodity prices on the Fund.

●	Emerging Markets Risk. Underlying Funds may invest in emerging market countries. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by those Underlying Funds that invest in U.S. and/or foreign stocks. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	Fixed-Income Risk. When the Fund invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will generally decline when interest rates rise. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.

●	Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Fund will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.

●	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

●	High Yield (Junk Bond) Risk. Underlying Fund investments in lower-quality bonds, known as high-yield or junk bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. Junk bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.

●	Inverse Risk. The Fund engages in hedging or declining-market strategies by investing in inverse Underlying Funds. Any strategy that includes inverse securities could cause the Fund to suffer significant losses. The Fund will not participate in market gains to the extent it holds inverse Underlying Funds.

●	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

●	Management Risk. The Adviser’s dependence on its investment strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests will in some cases prove to be incorrect and have negative impacts on performance.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, climate change or climate change related events, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Municipal Risk. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.

●	Portfolio Turnover Risk. As to the portion of the portfolio invested in Underlying Funds, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The Fund’s investment style will result in most capital gains within the portfolio being realized as short-term capital gains.

●	Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●	Small and Mid-Capitalization Company Risk. Investments in Underlying Funds that own securities of small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. These companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

●	Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Fund. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Instl Class shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-866-738-4363 or visiting www.SierraMutualFunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Instl Class shares of the Fund for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-4363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SierraMutualFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Instl Class Annual Total Return For Calendar Years Ended December 311
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2022	1.65%
Worst Quarter:	2nd Quarter 2022	(6.13)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.13%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are not shown for Class A, C and Investor shares and would differ from those of Instl Class.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Morningstar Allocation 30%-50% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 30% and 50%.

The Morningstar US Modeately Conservative Target Risk Index is an index comprised of a diversified mix of equities, bonds and cash. The Morningstar US Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C and Investor shares and would differ from those of Instl Class.

Sierra Mutual Funds are not sponsored, endorsed, sold or promoted by Morningstar, Inc., or any of its affiliated companies (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Sierra Mutual Funds or any member of the public regarding the advisability of investing in mutual funds generally or in the Sierra Mutual Funds in particular or the ability of the Sierra Mutual Funds to track general market performance. The Morningstar Entities’ only relationship to Sierra Investment Management, Inc. is the licensing of certain service marks and service names of Morningstar and of the Morningstar Indexes which is determined, composed and calculated by the Morningstar Entities without regard to Sierra Investment Management, Inc. or the Sierra Mutual Funds. The Morningstar Entities have no obligation to take the needs of Sierra Investment Management, Inc. or the owners of the Sierra Mutual Fund into consideration in determining, composing or calculating the Morningstar Indexes. The Morningstar Entities are not responsible for and has not participated in the determination of the prices and amount of the Sierra Mutual Funds or the timing of the issuance or sale of the Sierra Mutual Funds or in the determination or calculation of the equation by which the Sierra Mutual Funds are converted into cash. The Morningstar Entities have no obligation or liability in connection with the administration, marketing or trading of the Sierra Mutual Funds.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE SIERRA MUTUAL FUNDS OR ANY DATA INCLUDED THEREIN AND THE MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. THE MORNINGSTAR ENTITIES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SIERRA MUTUAL FUNDS, OWNERS OR USERS OF THE SIERRA MUTUAL FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN. THE MORNINGSTAR ENTITIES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS A LL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE SIERRA MUTUAL FUNDS OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE MORNINGSTAR ENTITIES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING lOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Sierra Tactical Risk Spectrum 50 Fund | Morningstar Moderately Conservative Target Risk Index.
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.31%)
Sierra Tactical Risk Spectrum 50 Fund | Morningstar Allocation 30% - 50% Equity Category Average
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.79%)
Sierra Tactical Risk Spectrum 50 Fund | Sierra Tactical Risk Spectrum 50 Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRFQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[16]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 577
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,015
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,479
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,759
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales load
1 Year	rr_AverageAnnualReturnYear01	(15.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2021
Sierra Tactical Risk Spectrum 50 Fund | Sierra Tactical Risk Spectrum 50 Fund CLass C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRFKX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[16]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,218
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2021
Sierra Tactical Risk Spectrum 50 Fund | Sierra Tactical Risk Spectrum 50 Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRFNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[16]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 225
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	711
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,223
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,630
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(10.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2021
Sierra Tactical Risk Spectrum 50 Fund | Sierra Tactical Risk Spectrum 50 Fund Instl Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SRFJX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%	[16]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	589
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,019
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,216
Annual Return 2022	rr_AnnualReturn2022	(969.00%)	[18]
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 26, 2021
Sierra Tactical Risk Spectrum 50 Fund | Sierra Tactical Risk Spectrum 50 Fund Instl Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.98%)
Sierra Tactical Risk Spectrum 50 Fund | Sierra Tactical Risk Spectrum 50 Fund Instl Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.96%)

[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Class A, Investor Class and Instl Class shares commenced operations December 24, 2007.
[3]	Class C shares commenced operations February 5, 2010.
[4]	The returns are for Instl Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[5]	Class A1 and I1 shares commenced operations June 7, 2012.
[6]	The Fund commenced operations on October 1, 2019
[7]	Acquired Fund Fees and Expenses are the average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[8]	The returns are for Instl Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[9]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[10]	The returns are for Instl Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes have different expenses.
[11]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[12]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until January 31, 2024 so that the total annual operating expenses “(i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.23%, 1.98%, 0.92%, 1.38%, and 1.05%, for Class A, Class C, Special Shares, Investor Class and Instl Class, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.
[13]	The returns are for Instl Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes have different expenses.
[14]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[15]	Wright Fund Management, LLC, has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2024 so that the total annual operating expenses (exclusive of any (i) front end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.56%, 2.31%, 1.71% and 1.31% of average daily net assets attributable to Class A, Class C, Investor Class and Instl Class, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to Wright Fund Management, LLC.
[16]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[17]	Wright Fund Management, LLC, has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2024 so that the total annual operating expenses (exclusive of any (i) front end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) do not exceed 1.56%, 2.31%, 1.71% and 1.31% of average daily net assets attributable to Class A, Class C, Investor Class and Instl Class, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to Wright Fund Management, LLC.
[18]	The returns are for Instl Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses